UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]:     Amendment Number: _
This Amendment (Check only one.)                  [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Invesco Private Capital, Inc.
Address:          1555 Peachtree Street, N.E.
                  Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Trapani
Title:     Chief Compliance Officer
Phone:     404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani     Atlanta, GA                   02/14/2012
[Signature]             [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number               Name
028-12271                          Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     1,420,966 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name
A     028-12271                Invesco Private Capital, Inc.
1     028-13083                WL Ross & Co. LLC

SECURITY                            TITILE    CUSIP      MARKET    PAR         SH/ PUT/ INVEST-    OTHER  VOTING  VOTING  VOTING
DESCRIPTION                         OF                   VALUE     VALUE       PRN CALL MENT       MNGRS  SOLE    SHARED  NONE
                                    CLASS                THOUSANDS                      DISCRETION
Air Lease Corporation               Common    00912X302  100768       4250000   SH       DEFINED    1      4250000     0      0
Assured Guaranty Ltd.               Common    G0585R106  260637      19835370   SH       DEFINED    1     19835370     0      0
Bankunited Inc                      Common    06652K103  301728      13721131   SH       DEFINED    1     13721131     0      0
Bioscrip Inc                        Common    09069N108    2427        444541   SH       DEFINED    1       444541     0      0
Cascade Bancorp                     Common    147154207   50233      11468750   SH       DEFINED    1     11468750     0      0
Cooper Tire & Rubber                Common    216831107    2880        205600   SH       DEFINED    1       205600     0      0
Delta Air Lines                     Common    247361702    1278        158000   SH       DEFINED    1       158000     0      0
Exco Resources Inc                  Common    269279402  297054      28426240   SH       DEFINED    1     28426240     0      0
Hanesbrands Inc                     Common    410345102    3319        151826   SH       DEFINED    1       151826     0      0
Key Energy Svcs Inc                 Common    492914106    5390        348400   SH       DEFINED    1       348400     0      0
Sun Bancorp Inc                     Common    86663B102   51496      21279241   SH       DEFINED    1     21279241     0      0
United Continental                  Common    910047109    6988        370300   SH       DEFINED    1       370300     0      0
(The) Governor and Company of the   Common    46267Q202  322665    2933319858   SH       DEFINED    1   2933319858     0      0
Bank of Ireland
Callidus Software, Inc.             Common    13123E500    9767       1521406   SH       DEFINED           1521406     0      0
Cyclacel Pharmaceuticals            Common    23254L108     480        814213   SH       DEFINED            814213     0      0
Harmonic, Inc.                      Common    413160102    2620        519823   SH       DEFINED            519823     0      0
Infinera, Inc.                      Common    45667G103     291         46275   SH       DEFINED             46275     0      0
Maxlinear                           Common    57776J100      53         11064   SH       DEFINED             11064     0      0
MetroPCS                            Common    591708102     868        100000   SH       DEFINED            100000     0      0
ZipRealty                           Common    98974v107      25         22282   SH       DEFINED             22282     0      0


Grand Total (in Thousands)                      1420966
Total Count                                          20